Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	Can-Fite BioPharma Ltd.
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001536196
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	10 Bareket Street
Entity Address, Address Line Two	Kiryat Matalon
Entity Address, Address Line Three	P.O. Box 7537
Entity Address, City or Town	Petach-Tikva
Entity Address, Postal Zip Code	4951778
Entity Address, Country	IL
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE
City Area Code	(302)
Local Phone Number	738-6680